EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 13 - EMPLOYEE BENEFITS

The Company has adopted a 401(k) plan and defined contribution profit sharing plan covering substantially all of its employees.  The contribution to the plan for the profit sharing contribution is determined by the Board of Directors.  The Company contributed $134,849 and $107,278 to the plan for the profit sharing contribution for the years ended December 31, 2013 and 2012, respectively.  The 401(k) component of the plan allows participants to defer up to 50% of their compensation.  Such deferral accumulates on a tax deferred basis until the employee withdraws the funds.  The Company matched the employee contributions for the 401(k) plan up to 3% of compensation for the years ended December 31, 2013 and 2012.  Total expense recorded for the Company’s match for the 401(k) plan was $117,366 and $89,123 for the years ended December 31, 2013 and 2012, respectively.